Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 595,000
Previously Paid Amount	0.00
Total Fee Amount	82.17
Total Offset Amount	0.00
Net Fee	82.17
Narrative - Max Aggregate Offering Price	$ 595,000
Final Prospectus	true